Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

The Company has two loan agreements with Daniel M. Wallach, our CEO, and his wife, pursuant to which they provide the Company with the Wallach LOC and the Wallach Trust LOC. The agreements lay out the terms under which those members can lend money to us, providing that we desire the funds, and the members wish to lend. The interest rate on both the Wallach LOC and the Wallach Trust LOC generally equals prime plus 3%, as more fully described in Note 9.

The Company has a loan agreement with William Myrick, our EVP (the “Myrick LOC Agreement”), pursuant to which Mr. Myrick provides us with the Myrick LOC. The Myrick LOC Agreement lays out the terms under which Mr. Myrick can lend money to us, providing that we desire the funds and Mr. Myrick wishes to lend. The rate on the Myrick LOC generally equals prime plus 3%, as more fully described in Note 9.

Mrs. Leslie, our CFO and Mr. Reynolds, our EVP of Sales, each own 1% of our Class A common units. Mrs. Harshman, our EVP of Operations, owns 2% of our Class A common units. Mr. Myrick our Partner owns 14.9% of our Class A common units. Our CEO Mr. Wallach and his wife and the Wallach Living Trust wife own 0.81% and 77.35% of our Class A common units, respectively. Our three Board of Managers, Mr. Sheldon, Mr. Summers and Mr. Rauscher each own 1% of our Class A common units.

Mr. Wallach and his wife’s parents own 21.07% and 3.23% of our Series C Preferred Units, respectively. One of our managers, Gregory L. Sheldon, owns 14.05% of our Series C Preferred Units.

A son of one of our Managers’ is a minor participant in the Shuman LOC, which is more fully described in Note 9. In addition, Mr. Summers’ son is a lender to the Company pursuant to a New LOC Agreement, with principal not to exceed $2,000,000.

One of our managers, Mr. Spatola has subordinated promissory note with a principal balance and an annual interest rate of $200 and 9.5%, respectively.

The Company has accepted investments under the Notes Program from employees, managers, members, and relatives of managers and members, with $7,186 outstanding as of December 31, 2024. For the years ended December 31, 2024 and 2023 our investments from affiliates, which exceed $120 through our Notes Program and other unsecured debt are detailed below:

	Relationship to	Amount invested as of		Weighted average interest rate as of	Interest earned during the year ended
	Shepherd’s	December 31,		December 31,	December 31,
Investor	Finance	2024	2023	2024	2024	2023
Eric A. Rauscher	Independent Manager	$477	$475	10.00%	$48	$48

Joseph Rauscher	Parent of Independent Manager	126	144	10.00%	13	10

Daniel and Joyce Wallach	Member	304	135	9.62%	29	14

Gregory L. Sheldon	Independent Manager	1,035	828	9.50%	98	79

Lamar Sheldon	Parent of Independent Manager	210	274	10.00%	21	27

Kenneth Summers	Independent Manager	235	235	6.83%	16	15

Schultz Family Revocable Living Trust	Trustee is Mother-in-Law of Member	208	183	9.31%	19	16

Barbara Harshman	Member	129	129	9.00%	12	11

Kimberly Bedford	Manager	314	314	9.00%	31	31

Thomas Spatola	EVP of Lending Operations	595	595	9.88%	59	59

Scott and Leah Summers	Son of Independent Manager	250	250	6.0%	15	20

Jeffrey Eppinger	5% Member	2,939	2,367	10.50%	309	249

Paula Eppinger	Parent of 5% Member	150	200	10.00%	15	20